Discontinued operations - Results of discontinued operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Discontinued operations
Revenue	$ 125,766	$ 109,644	$ 251,837	$ 196,333	$ 434,094	$ 260,892	$ 93,811
Profit/(loss) from operations	43,226	(15,530)	69,113	(22,651)	$ (123,256)	$ (1,667)	$ (35,759)
Loss from discontinued operations, net of tax	(11,538)	(4,866)	(20,371)	(7,506)
Attributed to Parent			(20,046)	(7,506)
Discontinued operations
Discontinued operations
Revenue	13,957	5,458	21,639	8,131
Elimination of intra-group revenue	(12,064)	(5,458)	(19,746)	(8,131)
External revenue	1,893		1,893
Expenses	(13,129)	(4,821)	(22,199)	(7,476)
Elimination of intra-group expenses	(217)
External expenses	(13,346)	(4,821)	(22,199)	(7,476)
Profit/(loss) from operations	(11,453)	(4,821)	(20,306)	(7,476)
Income tax	(85)	(45)	(65)	(30)
Loss from discontinued operations, net of tax	(11,538)	(4,866)	(20,371)	(7,506)
Attributed to Parent	(11,231)	$ (4,866)	(20,046)	$ (7,506)
Attributed to NCI	$ (307)		(325)
Termination benefits			$ 1,517